--------------------------------------------------
COLONIAL CONNECTICUT TAX-EXEMPT FUND ANNUAL REPORT
--------------------------------------------------

January 31,1999

[graphic omitted]

                         ------------------------------
                           Not FDIC   May Lose Value
                           Insured    No Bank Guarantee
                         ------------------------------

                 COLONIAL CONNECTICUT TAX-EXEMPT FUND HIGHLIGHTS

                       FEBRUARY 1, 1998 - JANUARY 31,1999

PORTFOLIO MANAGER COMMENTARY: "The Fund was positioned for a declining interest rate environment. Interest rates did decline modestly during parts of the period, but varied considerably. While the lack of a strong market direction restrained performance of the portfolio's more interest rate sensitive bonds, Connecticut's strong economy, responsible fiscal management and significant financial reserves supported the prices of many of the Fund's holdings."
                                                                  -- Gary Swayze

            Colonial Connecticut Tax-Exempt Fund Performance

                                                CLASS A     CLASS B      CLASS C
--------------------------------------------------------------------------------
Inception dates                                 11/1/91      6/8/92      8/1/97
--------------------------------------------------------------------------------
12-month distributions declared per share(1)      $0.378      $0.317     $0.342
--------------------------------------------------------------------------------
SEC yields on 1/31/99(2)                           3.46%       2.88%      3.17%
--------------------------------------------------------------------------------
Taxable-equivalent SEC yields(3)                   6.00%       4.99%      5.50%
--------------------------------------------------------------------------------
12-month total returns, assuming reinvestment      6.54%       5.73%      6.05%
of all distributions and no sales charge or
contingent deferred sales charge (CDSC)(4)
--------------------------------------------------------------------------------
Net asset value per share on 1/31/99               $7.95       $7.95      $7.95
--------------------------------------------------------------------------------

QUALITY BREAKDOWN(5) (as of 1/31/99)         TOP FIVE SECTORS(5) (as of 1/31/99)
------------------------------------         -----------------------------------
AAA ..........................54.7%          Local General Obligations ....21.5%
AA ...........................29.2%          Hospitals ....................13.2%
A .............................9.3%          State General Obligations ....12.1%
BBB ...........................1.5%          Single Family .................8.1%
BB ............................0.6%          Special Non-Property Tax. .....7.5%
Nonrated ......................1.8%
Short-Term Obligations ........2.9%

(1) A portion of the Fund's income may be subject to the alternative minimum tax. The Fund may at times purchase tax-exempt securities at a discount. Some or all of this discount may be included in the Fund's ordinary income, and will be taxable when distributed.
(2) The 30-day SEC yields on January 31, 1999, reflect the portfolio's earning power, net of expenses, and are expressed as an annualized percentage of the public offering price at the end of the period. If the Advisor or its affiliates had not waived or borne certain Fund expenses, the SEC yields would have been 3.32% for Class A shares, 2.74% for Class B shares and 2.86% for Class C shares.
(3) Taxable-equivalent SEC yields are based on the combined maximum effective 42.3% federal and Connecticut income tax rate. This tax rate does not reflect the phase out of exemptions or the reduction of otherwise allowable deductions which occurs when Adjusted Gross Income exceeds certain levels.
(4) Performance results reflect any voluntary waivers or reimbursements of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.
(5) Quality and sector breakdowns are calculated as a percentage of total investments, including short-term obligations. Because the Fund is actively managed, there can be no guarantee the Fund will continue to maintain these quality and sector breakdowns in the future.

                               PRESIDENT'S MESSAGE
                              TO FUND SHAREHOLDERS

                                                    [Photo of Stephen E. Gibson]

I am pleased to present the annual report for Colonial Connecticut Tax-Exempt Fund for the 12 months ended January 31, 1999.

The past 12 months were generally positive for bonds, although conditions varied considerably as domestic and international events affected all sectors of the bond market. Despite some economic uncertainty early in the year, the economy continued to grow and inflation remained low, creating a positive climate for bonds.

International events played a role in the strong U.S. bond market. The economic turmoil in Asia that began in 1997 gradually spread to other less-developed markets, most notably Russia and Latin America. During periods of increased volatility, investors around the world sought the relative quality and stability of U.S. Treasury bonds. Although demand for safety made Treasurys the bond market's biggest winner, municipal bonds also benefited.

Colonial's disciplined bond fund management style and long-term investment orientation served shareholders well during this volatile period, helping the Fund outperform the majority of its peers over the past 12 months.(1) For investors seeking competitive levels of tax-free income and the potential for long-term price appreciation, Colonial Connecticut Tax-Exempt Fund may provide an attractive option.

The Portfolio Manager Report on the following pages will provide you with more specific information on your Fund's performance and the market in which your Fund invests. Thank you for choosing Colonial Connecticut Tax-Exempt Fund and for giving us the opportunity to serve your investment needs.

    Respectfully,

/s/ Stephen E. Gibson

    Stephen E. Gibson
    President
    March 11, 1999

(1) Source: Lipper, Inc. Lipper rankings are based on the Connecticut Tax-Exempt Municipal Funds universe. The Fund (Class A shares) ranked in the first quartile (3 out of 28 funds) for the one-year period, in the first quartile (2 out of 22 funds) for the three-year period and in the first quartile (3 out of 13 funds) for the five-year period. Rankings do not include any sales charges. Performance for different share classes will vary with fees associated with each class. Past performance cannot guarantee future results.
    Because economic and market conditions change frequently, there can be no assurance that the trends discussed above or on the following pages will continue.

                            PORTFOLIO MANAGER REPORT

GARY SWAYZE is portfolio manager of Colonial Connecticut Tax-Exempt Fund and is a senior vice president of Colonial Management Associates, Inc.

TAX-EXEMPT MARKET GENERATED MODEST GAINS
The period began on a positive note, with the U.S. economy strong and no clear signs of inflation. Throughout the year a series of international crises were manifested domestically, affecting both stock and bond prices. Instability in Asia, Russia and Latin America contributed to an increase in the U.S. trade deficit and concerns about corporate profitability. This fall, the Federal Reserve Board lowered short-term interest rates three times in an effort to renew investor confidence. Sentiment about how these events might impact the U.S. economy in the long run shifted throughout the period, taking fixed-income investors on a roller coaster ride through much of the year. Overall, bond prices rose during the period.

Like the broader bond market, municipal bond prices were affected by global events and interest rate volatility. In addition, the tax-exempt market experienced a near-record level of issuance in 1998, as issuers took advantage of lower interest rates to refinance existing debt and to finance new projects. At times, the market found it difficult to absorb this supply.

FUND'S PERFORMANCE REFLECTS INVESTMENT STRATEGY
For the 12-month period, the Fund generated a total return of 6.54% for Class A shares, based on net asset value. This compares favorably with the performance of the Fund's Lipper competitive peer group, which averaged 5.94% for the same time period. We attribute this performance to the Fund's investment strategy.

Our forecast for modest economic growth and low inflation led us to believe that interest rates would decline. Since bond prices tend to rise when interest rates fall, we emphasized bonds with a higher sensitivity to interest rate changes for most of the year. These included noncallable bonds, which cannot be refinanced at a lower rate of interest prior to maturity. The longer life span of these bonds increases their sensitivity to changes in interest rates, often producing attractive price gains when interest rates decline.

In the final months of the year we targeted purchases in intermediate maturity bonds with premium coupons, which were available at attractive prices. We believe they offered relative value to investors and positioned the Fund well for the market environment. We will continue to actively manage the portfolio in search of other relative value opportunities.

CONNECTICUT'S ECONOMIC EXPANSION CONTINUED
Connecticut made good economic gains during the past year. Employment, retail sales, housing permits and gross state product were up, and personal income remained the highest in the nation. These conditions helped to increase the amount of taxes collected and contributed to the state's robust fiscal health. Progress was driven primarily by two regions. Fairfield County, in the state's Southwestern corner, benefited from numerous Fortune 500 headquarters and an expanding financial services and investment management sector. The Southeastern region benefited from growth at the Mohegan Sun and Foxwoods casinos. Foxwoods ranks as Connecticut's second largest employer, with nearly 12,000 employees. We expect the state's fundamentals will remain sound and that its economic expansion will continue in 1999. Gains may slow, however, as the economy approaches full employment and growth in the financial services sector slows.

POSITIVE OUTLOOK FOR MUNICIPAL MARKET CONDITIONS
Looking ahead, inflation should remain low, as we expect productivity gains and a worldwide surplus in manufacturing capacity to limit the potential for substantial price increases. In the municipal market, we expect positive supply and demand dynamics. We doubt total issuance will match 1998's near-record level of $280 billion, partially because refinancing volume should slow as many issuers have already refinanced. Overall, lower supply combined with generally positive expectations for the economic environment and state and local budget surpluses should have a positive impact on municipal bond prices. However, as we end the eighth consecutive year of economic expansion in the U.S., we will watch for events and trends that could change our expectations and possibly lead us to alter our investment strategy.

        COLONIAL CONNECTICUT TAX-EXEMPT FUND'S INVESTMENT PERFORMANCE VS.
                    THE LEHMAN BROTHERS MUNICIPAL BOND INDEX
                Change in value of $10,000 from 11/1/91 - 1/31/99

                                 CLASS A SHARES
                              Based on NAV and POP

AS OF DATE                    NAV               POP             LEHMAN
----------                  -------           -------           -------
Oct 31, 91                  $10,000           $10,000           $10,000
Nov 30, 91                    9,983             9,509            10,028
Dec 31, 91                   10,234             9,748            10,243
Jan 31, 92                   10,231             9,745            10,266
Feb 29, 92                   10,243             9,756            10,270
Mar 31, 92                   10,211             9,726            10,274
Apr 30, 92                   10,295             9,806            10,365
May 31, 92                   10,465             9,968            10,487
Jun 30, 92                   10,680            10,173            10,663
Jul 31, 92                   10,999            10,476            10,983
Aug 31, 92                   10,819            10,305            10,876
Sep 30, 92                   10,875            10,359            10,947
Oct 31, 92                   10,679            10,172            10,839
Nov 30, 92                   11,019            10,496            11,033
Dec 31, 92                   11,143            10,613            11,146
Jan 31, 93                   11,290            10,753            11,276
Feb 28, 93                   11,711            11,155            11,683
Mar 31, 93                   11,600            11,049            11,560
Apr 30, 93                   11,718            11,161            11,677
May 31, 93                   11,790            11,230            11,742
Jun 30, 93                   12,030            11,458            11,938
Jul 31, 93                   12,052            11,480            11,954
Aug 31, 93                   12,325            11,740            12,203
Sep 30, 93                   12,490            11,896            12,342
Oct 31, 93                   12,481            11,889            12,366
Nov 30, 93                   12,346            11,760            12,257
Dec 31, 93                   12,575            11,978            12,515
Jan 31, 94                   12,678            12,076            12,658
Feb 28, 94                   12,348            11,761            12,330
Mar 31, 94                   11,774            11,215            11,828
Apr 30, 94                   11,831            11,269            11,929
May 31, 94                   11,954            11,387            12,032
Jun 30, 94                   11,864            11,301            11,958
Jul 31, 94                   12,119            11,544            12,178
Aug 31, 94                   12,144            11,567            12,220
Sep 30, 94                   11,921            11,354            12,041
Oct 31, 94                   11,613            11,061            11,827
Nov 30, 94                   11,285            10,749            11,613
Dec 31, 94                   11,664            11,110            11,868
Jan 31, 95                   12,062            11,489            12,208
Feb 28, 95                   12,411            11,822            12,563
Mar 31, 95                   12,539            11,943            12,707
Apr 30, 95                   12,547            11,951            12,722
May 31, 95                   12,847            12,237            13,128
Jun 30, 95                   12,680            12,078            13,013
Jul 31, 95                   12,723            12,118            13,136
Aug 31, 95                   12,920            12,306            13,303
Sep 30, 95                   13,030            12,411            13,387
Oct 31, 95                   13,229            12,600            13,582
Nov 30, 95                   13,481            12,841            13,807
Dec 31, 95                   13,647            12,998            13,940
Jan 31, 96                   13,723            13,071            14,045
Feb 29, 96                   13,602            12,955            13,950
Mar 31, 96                   13,408            12,771            13,772
Apr 30, 96                   13,395            12,758            13,733
May 31, 96                   13,399            12,763            13,728
Jun 30, 96                   13,532            12,890            13,878
Jul 31, 96                   13,665            13,016            14,003
Aug 31, 96                   13,652            13,003            14,000
Sep 30, 96                   13,824            13,167            14,196
Oct 31, 96                   13,959            13,296            14,356
Nov 30, 96                   14,208            13,533            14,619
Dec 31, 96                   14,157            13,484            14,557
Jan 31, 97                   14,200            13,526            14,585
Feb 28, 97                   14,358            13,676            14,719
Mar 31, 97                   14,192            13,518            14,522
Apr 30, 97                   14,292            13,613            14,644
May 31, 97                   14,489            13,800            14,865
Jun 30, 97                   14,647            13,951            15,023
Jul 31, 97                   15,001            14,288            15,439
Aug 31, 97                   14,888            14,181            15,294
Sep 30, 97                   15,068            14,352            15,476
Oct 31, 97                   15,170            14,449            15,575
Nov 30, 97                   15,253            14,528            15,667
Dec 31, 97                   15,458            14,723            15,896
Jan 31, 98                   15,621            14,879            16,059
Feb 28, 98                   15,622            14,880            16,064
Mar 31, 98                   15,624            14,881            16,079
Apr 30, 98                   15,524            14,787            16,006
May 31, 98                   15,788            15,038            16,259
Jun 30, 98                   15,850            15,097            16,323
Jul 31, 98                   13,852            15,099            16,364
Aug 31, 98                   15,975            15,217            16,617
Sep 30, 98                   16,243            15,472            16,824
Oct 31, 98                   16,368            15,591            16,824
Nov 30, 98                   16,349            15,572            16,883
Dec 31, 98                   16,475            15,692            16,925
Jan 31, 99                   16,642            15,852            17,127

                  VALUE OF A $10,000 INVESTMENT MADE ON 11/1/91
                                  As of 1/31/99
--------------------------------------------------------------------------------
           CLASS A                        CLASS B                    CLASS C
       NAV          POP               NAV        W/CDSC          NAV      W/CDSC
--------------------------------------------------------------------------------
     $16,642      $15,852           $15,840      $15,840       $16,529   $16,529

                          AVERAGE ANNUAL TOTAL RETURNS
                                  As of 1/31/99
                      CLASS A               CLASS B                   CLASS C
INCEPTION             11/1/91               6/8/92                    8/1/97
                  NAV        POP        NAV       W/CDSC         NAV      W/CDSC
--------------------------------------------------------------------------------
1 YEAR           6.54%      1.48%       5.73%      0.73%        6.05%      5.05%
5 YEARS          5.59       4.57        4.80       4.47         5.45       5.45
LIFE             7.27       6.55        6.54       6.54         7.17       7.17
--------------------------------------------------------------------------------

Past performance cannot predict future results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. Net asset value (NAV) returns do not include sales charges or contingent deferred sales charges (CDSC). Public offering price (POP) returns include the maximum sales charge of 4.75% for Class A shares. CDSC returns reflect the maximum charges of 5% for one year and 2% for five years for Class B shares, and 1% for one year for Class C shares.

Performance results reflect any voluntary waivers or reimbursement of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Class B and Class C share (newer class shares) performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These Class A share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between Class A shares and the newer class shares. Had the expense differential been reflected, the returns for periods prior to the inception of the newer class shares would have been lower.

The Lehman Brothers Municipal Bond Index is a broad-based, unmanaged index that tracks the performance of the municipal bond market. Unlike mutual funds, indexes are not investments and do not incur fees or expenses. It is not possible to invest directly in an index.

                                    INVESTMENT PORTFOLIO
                              JANUARY 31, 1999 (IN THOUSANDS)

MUNICIPAL BONDS - 96.3%                                                  PAR         VALUE
-------------------------------------------------------------------------------------------
 EDUCATION - 6.6%
    EDUCATION - 5.9%
    State Health & Educational
     Facilities Authority:
     Connecticut College, Series C1,
                                  5.500%      7/1/27                   $1,000      $  1,059
     Hopkins School, Series 1998-A,
                                  4.750%      7/1/23                    1,385         1,348
     Trinity College, Series 1998-F,
                                  5.500%      7/1/21                    1,000         1,100
     State University System Issue, Series-B,
                                  5.250%     11/1/17                    2,500         2,608
     Quinnipiac College
                                  4.700%      7/1/15                    1,250         1,255
     Yale University, Series 1992, IFRN,
                                  8.542%     6/10/30                    2,500         2,853
                                                                                   --------
                                                                                     10,223
                                                                                   --------

    STUDENT LOAN - 0.7%
    State Higher Education
     Supplemental Loan Authority:
     Series 1991-A,
                                  7.200%     11/15/10                     720           767
     Series 1992-A,
                                  6.375%     11/15/99                     390           398
                                                                                   --------
                                                                                      1,165
                                                                                   --------

 ...........................................................................................
 HEALTHCARE - 17.6%
    HOSPITAL - 13.1%
    State Health & Educational
     Facilities Authority:
     Bridgeport Hospital, Series A,
                                  6.500%      7/1/12                    1,000         1,094
     Danbury Hospital, Series E,
                                  6.500%      7/1/14                    1,400         1,509
     Hospital for Specialty Care, Series B,
                                  5.375%      7/1/17                    2,500         2,490
     Norwalk Hospital, Series D,
                                  6.250%      7/1/12                    1,750         1,904
     St. Francis Hospital & Medical Center, Series B,
                                  6.125%      7/1/10                    1,000         1,093
     St. Mary's Hospital, Series E,
                                  5.500%      7/1/13                    1,440         1,533
     St. Raphael Hospital:
      Series E,
                                  6.750%      7/1/13                    1,400         1,516
      Series 1992-F,
                                  6.200%      7/1/14                      750           817
      Series 1992-G,
                                  6.200%      7/1/14                      225           245
      Series 1993-H,
                                  5.250%      7/1/09(a)                 3,410         3,746
     Waterbury Hospital,
                                  7.000%      7/1/20(a)                 4,450         4,734
      William W. Backus Hospital, Series C,
                                  6.000%      7/1/12                      250           274
     Yale-New Haven Hospital:
      Series G,
                                  6.500%      7/1/12                      500           547
      Series 1996-H,
                                  5.500%      7/1/13                    1,000         1,084
                                                                                   --------
                                                                                     22,586
                                                                                   --------

    NURSING HOME - 4.5%
    State Development Authority:
     Clintonville Manor Realty, Inc.,
     Series 1992,
                                  6.750%     6/20/21                    1,490         1,583
     Duncaster Inc.,
     Series 1992,
                                  6.700%      9/1/07                      500           550
                                  6.750%      9/1/15                    2,500         2,739
    State Health & Educational
     Facilities Authority:
     Noble Horizons Project, Series 1993,
                                  5.875%     11/1/12                      640           688
     Pope John Paul II Center for Health,
                                  6.250%     11/1/13                    2,000         2,245
                                                                                   --------
                                                                                      7,805
                                                                                   --------

 ...........................................................................................
 HOUSING - 10.0%
    MULTI-FAMILY - 2.0%
    New Britain Housing Authority,
     Nathan Hale Apartments:
      Series 1992-A,
                                  6.500%      7/1/02                       85            90
      Series 1992-B,
                                  6.875%      7/1/24                    2,590         2,754
    Waterbury Nonprofit Housing Corp,
     Fairmont Heights, Series 1993-A,
                                  6.500%      1/1/26                      600           631
                                                                                   --------
                                                                                      3,475
                                                                                   --------

    SINGLE-FAMILY - 8.0%
    State Housing Finance Authority:
     Series 1990-B4,
                                  7.300%     11/15/03                       5             5
     Series 1991-C1,
                                  6.450%     11/15/11                   1,325         1,419
     Series 1991-C2,
                                  6.700%     11/15/22                      75            80
     Series 1991-C,
                                  6.600%     11/15/23                   1,580         1,701
     Series 1992-B,
                                  6.700%     11/15/12                   2,215         2,412
     Series 1993-B,
                                  5.650%     5/15/06                      550           585
                                  6.200%     5/15/12                    5,000         5,328
     Series C1,
                                  6.350%     5/15/17                    1,135         1,216
     Series D-2,
                                  5.600%     11/15/21                   1,000         1,038
                                                                                   --------
                                                                                     13,784
                                                                                   --------

 ...........................................................................................
 OTHER - 2.2%
    REFUNDED/ESCROWED(b)
    PR Commonwealth of Puerto Rico,
     Series 1994,
                                  6.500%      7/1/23                    1,500         1,732
    State Health & Educational
     Facilities Authority:
     Lutheran General Health Care System, Series 1989,
                                  7.250%      7/1/04                      135           148
     New Britain Hospital, Series 1991-A,
                                  7.750%      7/1/22                      200           231
     Stamford,  Series 1995,
                                  5.250%     3/15/14                      590           644
     Trinity College, Series C,
                                  6.000%      7/1/12                    1,000         1,100
                                                                                   --------
                                                                                      3,855
                                                                                   --------

 ...........................................................................................
 OTHER REVENUE - 2.0%
    INDUSTRIAL - 1.4%
    State Development Authority,
     Pfizer Inc. Project,
     Series 1994,
                                  7.000%      7/1/25                    2,000         2,345
                                                                                   --------

    PAPER PRODUCTS - 0.6%
    Sprague,
     International Paper Co. Project, Series A,
                                  5.700%     10/1/21                    1,000         1,026
                                                                                   --------

 RESOURCE RECOVERY - 3.6%
    DISPOSAL - 1.8%
    State Development Authority,
     Sewer Sludge Disposal Facilities,
     Series 1996,
                                  8.250%     12/1/06                    1,250         1,436
    State Disposal Facility,
     Netco Waterbury Ltd.,
     Series 1995,
                                  9.375%      6/1/16                    1,450         1,707
                                                                                   --------
                                                                                      3,143
                                                                                   --------

    RESOURCE RECOVERY - 1.8%
    Bristol Resource Recovery Facility
     Operation Commitee,
     Ogden Martin Systems, Inc., Series 1995,
                                  6.500%      7/1/14                    1,500         1,650
    State Resource Recovery Authority,
     American Re-Fuel Co.,
     Series 1992-A,
                                  6.450%     11/15/22                   1,425         1,520
                                                                                   --------
                                                                                      3,170
                                                                                   --------

 ...........................................................................................
 TAX-BACKED - 47.6%
    LOCAL GENERAL OBLIGATIONS - 21.3%
    Bethel,
                                  6.500%     2/15/09                    1,220         1,468
    Bridgeport:
     Series 1996-A,
                                  6.500%      9/1/08                    3,000         3,603
     Series A,
                                  6.250%      3/1/12                    2,465         2,937
    Danbury:
     Series 1992,
                                  5.625%     8/15/11                      690           787
     Series 1994:
                                  4.500%      2/1/12                    1,280         1,309
                                  4.500%      2/1/13                    1,280         1,299
    East Haddam,  Series 1991,
                                  6.300%     6/15/09                      260           283
    Farmington, Series 1993:
                                  5.700%     1/15/12                      590           673
                                  5.700%     1/15/13                      570           649
    Granby, Series 1993:
                                  6.500%      4/1/09                      200           240
                                  6.550%      4/1/10                      175           212
    Griswold,  Series 1992,
                                  6.000%     4/15/09                      410           447
    Hamden, Series 1992:
                                  6.000%     10/1/11                      425           464
                                  6.000%     10/1/12                      425           464
    Hartford County Metropolitan District:
                                  5.625%      2/1/11                      600           676
                                  5.625%      2/1/12                      600           677
                                  5.625%      2/1/13                      600           676
     Series 1991,
                                  6.200%    11/15/10                      220           262
     Series 1993,
                                  5.200%     12/1/12                      600           658
                                  5.200%     12/1/13                      500           546
    Montville, Series 1993,
                                  6.300%      3/1/12                      335           401
    New Britain:
     Series 1992,
                                  6.000%      2/1/08                      400           461
     Series 1993-A,
                                  6.000%     10/1/12                    2,000         2,344
     Series 1993-B,
                                  6.000%      3/1/12                    1,000         1,167
    North Branford:
                                  6.200%     2/15/11                      195           209
                                  6.200%     2/15/12                      225           241
    Norwich, Series 1994:
                                  5.750%     9/15/13                      875           964
                                  5.750%     9/15/14                      870           949
    Plainfield, Series 1992,
                                  6.375%      8/1/11                      500           550
    Somers:
                                  6.250%     1/15/08                      270           289
                                  6.000%     1/15/11                      125           133
    South Windsor, Series 1992,
                                  6.200%      9/1/10                      495           535
    Stamford:
     Series 1992,
                                  6.125%     11/1/11                    1,050         1,167
     Series 1995,
                                  5.250%     3/15/14                    2,160         2,278
     Series 1998,
                                  5.250%     7/15/13                    1,500         1,607
    State Regional School District:
    No. 14,
     Series 1991,
                                  6.100%    12/15/06                      285           328
    No. 5,
     Series 1992,
                                  6.300%      3/1/10                      400           441
     Series 1993,
                                  5.600%     2/15/12                      150           162
    Town of Darien,
                                  4.500%     8/1/18(c)                    500           483
    Torrington, Series 1992,
                                  6.400%     5/15/10                      750           824
    Vernon, Series 1988,
                                  7.100%    10/15/03                      250           288
    Waterbury, Series 1993,
                                  5.375%     4/15/08                      750           800
    West Haven, Series 1993-B,
                                  5.400%      6/1/10                      705           744
    Westbrook, Series 1992:
                                  6.400%     3/15/09                      630           754
                                  6.300%     3/15/12                      265           317
                                                                                   --------
                                                                                     36,766
                                                                                   --------

    SPECIAL NON-PROPERTY TAX - 7.5%
    PR Commonwealth of Puerto Rico
     Highway & Transportation Authority,
     Series W,
                                  5.500%      7/1/09                    1,110         1,252
     Building Authority, Series B,
                                  5.000%      7/1/13                    1,000         1,052
    State:
     Series 1992-B,
                                  6.125%      9/1/12                    5,100         5,999
     Series 1996-B,
                                  6.000%     10/1/06                    1,000         1,144
     Series 1996-C,
                                  6.000%     10/1/06                    2,000         2,289
                                  6.000%     10/1/09                    1,000         1,128
                                                                                   --------
                                                                                     12,864
                                                                                   --------

    SPECIAL PROPERTY TAX - 0.7%
    State Special Assessment,
     Second Injury Fund,
     Series 1996-A,
                                  6.000%      1/1/06                    1,100         1,245
                                                                                   --------

    STATE APPROPRIATED - 6.0%
    PR Commonwealth of Puerto Rico
     Public Buildings Authority,
     Series 1993-M,
                                  5.700%      7/1/16                    3,300         3,491

    State Certificates of Participation,
     Middletown Courthouse Project:
                                  6.250%    12/15/09                    1,685         1,852
                                  6.250%    12/15/10                      750           825
                                  6.250%    12/15/12                      100           110
                                  6.250%    12/15/13                      850           934
    State Development Authority,
     Series 1993-A,
                                  5.250%    11/15/11                      750           816
    State Health & Educational
     Facilities Authority,
     American Health Foundation/Windsor Project,
                                  7.125%     11/1/24                    2,000         2,380
                                                                                   --------
                                                                                     10,408
                                                                                   --------

    STATE GENERAL OBLIGATIONS - 12.1%
    PR Commonwealth of Puerto Rico:
     Aqueduct & Sewer Authority,
     Series 1995,
                                  6.000%      7/1/07                    2,750         3,167
     Highway & Transportation Authority, Series X,
                                  5.500%      7/1/13                    3,000         3,367
     Series 1998,
                                  4.875%      7/1/23                    1,500         1,497
    State Government:
                                  4.500%    10/15/16                    1,000           980
     Series A,
                                  6.250%     5/15/06                    1,000         1,154
     Series 1990-B,
                                    (d)     11/15/10                    1,450           877
     Series 1993-A,
                                  5.600%    11/15/10                    1,000         1,096
     Series 1993-B,
                                  5.400%     9/15/09                    3,000         3,352
     Series 1995-B,
                                  5.375%     10/1/15                    5,000         5,278
                                                                                   --------
                                                                                     20,768
                                                                                   --------

 ............................................................................................
 UTILITY - 6.7%
    INVESTOR OWNED - 0.6%
    State Development Authority,
     Connecticut Light & Power Co.,
     Series 1993-B,
                                  5.950%      9/1/28                    1,000         1,008
                                                                                   --------

    JOINT POWER AUTHORITY - 0.6%
    State Municipal Electric Energy
     Cooperative, Series 1996 A,
                                  5.000%      1/1/09                    1,040         1,113
                                                                                   --------

    WATER & SEWER - 5.5%
    South Central Regional Water Authority:
     Series 11,
                                  5.750%      8/1/12                    2,000         2,176
    State Clean Water Fund:
     Series 1991,
                                  7.000%      1/1/11                    1,850         2,007
     Series 1992,
                                  6.125%      2/1/12                    3,730         4,068
     Series 1993,
                                  5.875%      4/1/09                    1,000         1,154
                                                                                   --------
                                                                                      9,405
                                                                                   --------

   TOTAL INVESTMENTS (cost of $150,915)(e)                                          166,154
                                                                                   --------

SHORT-TERM OBLIGATIONS - 2.9%
-------------------------------------------------------------------------------------------
VARIABLE SERIES DEMAND NOTES (f)
    CA Health Facilities,
     Sutter Health, Series A,
                                  3.000%      3/1/20                      200           200
    CA Irvine Improvement Bond Act of 1915:
     Series 1997:
                                  3.000%      9/2/22                      588           588
                                  3.000%      9/2/22                      200           200
     Series 1998,
                                  3.000%      9/2/23                    1,600         1,600
    CA Newport Beach:
     Hoag Memorial Hospital, Series A,
                                  3.100%     10/1/22                      100           100
     Hoag Memorial Presbyterian Hospital,
     Series 1996-A,
                                  3.100%     10/1/26                      200           200
    ID Health Facilities Authority,
     St. Lukes Regional Medical Facility,
     Series 1995,
                                  3.200%      5/1/22                      400           400
    IL  Development Finance Authority,
     Ulich Children's Home Project,
                                  2.750%      4/1/07                      100           100
    IL Educational Facilities Authority,
                                  2.700%     12/1/25                      130           130
    IN Health Facilities Financing Authority:
     Series 1990,
                                  2.750%     12/1/10                      100           100
    MI Farmington Hills Hospital
     Finance Authority,
     Botsford General Hospital, Series 1991-B,
                                  3.250%     2/15/16                      100           100
    MS Perry County,
     Leaf River Forest Project,
                                  3.150%      3/1/02                      600           600
    NM Farmington,
     Arizona Public Service Co.,
     Four Corners Project, Series 1994-B,
                                  3.150%      9/1/24                      200           200
    NY City General Obligation
     Series B,
                                  3.300%     10/1/21                      100           100
    NY Energy Research & Development Authority:
     Niagara Mohawk Power Corp.,
     Series B,
                                  3.250%      7/1/27                      100           100
    NY Long Island Power Authority,
     Sub-Series 1998 5,
                                  3.150%      5/1/33                      100           100
    Purdue University Revenues,
                                  2.650%      7/1/19                      100           100
                                                                                   --------

    TOTAL SHORT-TERM OBLIGATIONS                                                      4,918
                                                                                   --------

OTHER ASSETS & LIABILITIES, NET - 0.8%                                                1,364
-------------------------------------------------------------------------------------------

    NET ASSETS - 100.0%                                                            $172,436
                                                                                   --------

NOTES TO INVESTMENT PORTFOLIO:
-------------------------------------------------------------------------------------------
(a) These securities, or a portion thereof, with a total market value of $536 are being used to collateralize the delayed delivery purchases indicated in note (c) below.
(b) The Fund has been informed that each issuer has placed direct obligations of the U.S.
    Government in an irrevocable trust, solely for the payment of the interest and principal.
(c) This security has been purchased on a delayed delivery basis for settlement at a future date beyond customary settlement time.
(d) Zero coupon bond.
(e) Cost for federal income tax purposes is the same.
(f) Variable rate demand notes are considered short-term obligations.
    Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of January 31, 1999.


                    Acronym                         Name
                    -------                         ----
                      IFRN               Inverse Floating Rate Note

                        STATEMENT OF ASSETS & LIABILITIES
                                JANUARY 31, 1999

(in thousands except for per share amounts and footnotes)
ASSETS
Investments at value (cost $150,915)                                 $166,154
Short-term obligations                                                  4,918
                                                                     --------
                                                                      171,072
Receivable for:
  Interest                                            $2,077
  Fund shares sold                                       227
Other                                                      7            2,311
                                                      ------         --------
    Total Assets                                                      173,383

LIABILITIES
Payable for:
  Investments purchased                                  474
  Fund shares repurchased                                233
  Distributions                                          210
  Payable to Advisor                                      14
Accrued:
  Deferred Trustees fees                                   4
Other                                                     12
                                                      ------
    Total Liabilities                                                     947
                                                                     --------

NET ASSETS                                                           $172,436
                                                                     --------

Net asset value & redemption price per share -
Class A ($83,156/10,466)                                             $   7.95(a)
                                                                     --------
Maximum offering price per share - Class A
($7.95/0.9525)                                                       $   8.35(b)
                                                                     --------
Net asset value & offering price per share -
Class B ($87,947/11,068)                                             $   7.95(a)
                                                                     --------
Net asset value & offering price per share -
Class C ($1,333/168)                                                 $   7.95(a)
                                                                     --------

COMPOSITION OF NET ASSETS
Capital paid in                                                      $162,499
Overdistributed net investment income                                    (211)
Accumulated net realized loss                                          (5,091)
Net unrealized appreciation                                            15,239
                                                                     --------
                                                                     $172,436
                                                                     --------

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b) On sales of $50,000 or more the offering price is reduced.

See notes to financial statements.

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED JANUARY 31, 1999

(in thousands)
INVESTMENT INCOME
Interest                                                                 $9,061

EXPENSES
Management fee                                           $  830
Service fee                                                 285
Distribution fee - Class B                                  636
Distribution fee - Class C                                    6
Transfer agent                                              246
Bookkeeping fee                                              67
Trustees fee                                                 15
Audit fee                                                    18
Legal fee                                                     6
Custodian fee                                                 1
Registration fee                                             14
Reports to shareholders                                       7
Other                                                        16
                                                         ------
Total expenses                                            2,147
Fees waived by the Advisor                                 (225)
Fees waived by the Distributor - Class C                     (2)          1,920
                                                         ------          ------
       Net Investment Income                                              7,141
                                                                         ------

NET REALIZED & UNREALIZED GAIN (LOSS) ON PORTFOLIO POSITIONS
Net realized gain on:
 Investments                                                561
 Closed futures contracts                                   138
                                                         ------
Net Realized Gain                                                           699
Change in net unrealized appreciation (depreciation)
  during the period on:
  Investments                                             1,943
  Open futures contracts                                    (10)
                                                         ------
    Net Unrealized Appreciation                                           1,933
                                                                         ------
      Net Gain                                                            2,632
                                                                         ------
Increase in Net Assets from Operations                                   $9,773
                                                                         ------


See notes to financial statements.

                           STATEMENT OF CHANGES IN NET ASSETS

(in thousands)                                           Year ended January 31
                                                         ----------------------
INCREASE (DECREASE) IN NET ASSETS                          1999         1998(a)
Operations:
Net investment income                                    $  7,141      $  7,401
Net realized gain                                             699           435
Net unrealized appreciation                                 1,933         6,692
                                                         --------      --------
    Net Increase from Operations                            9,773        14,528
Distributions:
From net investment income - Class A                       (3,771)       (3,900)
In excess of net investment income - Class A                 (110)          (29)
From net investment income - Class B                       (3,337)       (3,548)
In excess of net investment income - Class B                  (97)          (26)
From net investment income - Class C                          (33)           (7)
In excess of net investment income - Class C                   (1)           (b)
                                                         --------      --------
                                                            2,424         7,018
                                                         --------      --------
Fund Share Transactions:
Receipts for shares sold - Class A                          9,765         9,611
Value of distributions reinvested - Class A                 2,342         2,170
Cost of shares repurchased - Class A                      (10,158)       (9,203)
                                                         --------      --------
                                                            1,949         2,578
                                                         --------      --------
Receipts for shares sold - Class B                         12,745         9,466
Value of distributions reinvested - Class B                 2,189         2,088
Cost of shares repurchased - Class B                      (12,593)      (12,234)
                                                         --------      --------
                                                            2,341          (680)
                                                         --------      --------
Receipts for shares sold - Class C                            841           494
Value of distributions reinvested - Class C                    21             4
Cost of shares repurchased - Class C                          (25)          (25)
                                                         --------      --------
                                                              837           473
                                                         --------      --------
Net Increase from Fund Share
      Transactions                                          5,127         2,371
                                                         --------      --------
        Total Increase                                      7,551         9,389

NET ASSETS
Beginning of period                                       164,885       155,496
                                                         --------      --------
End of period (net of overdistributed
  net investment income of
  $211 and $12, respectively)                            $172,436      $164,885
                                                         --------      --------

(a) Class C shares were initially offered on August 1, 1997.
(b) Rounds to less than one.

See notes to financial statements.

                   STATEMENT OF CHANGES IN NET ASSETS - CONT.

                                                         Year Ended January 31
                                                         ----------------------
                                                           1999         1998(a)
NUMBER OF FUND SHARES
Sold - Class A                                              1,246         1,262
Issued for distributions reinvested - Class A                 299           285
Repurchased - Class A                                      (1,299)       (1,210)
                                                         --------      --------
                                                              246           337
                                                         --------      --------
Sold - Class B                                              1,625         1,239
Issued for distributions reinvested - Class B                 280           275
Repurchased - Class B                                      (1,610)       (1,608)
                                                         --------      --------
                                                              295           (94)
                                                         --------      --------
Sold - Class C                                                107            64
Issued for distributions reinvested - Class C                   3            (b)
Repurchased - Class C                                          (3)           (3)
                                                         --------      --------
                                                              107            61
                                                         --------      --------

(a) Class C shares were initially offered on August 1, 1997.
(b) Rounds to less than one.

See notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS
                                JANUARY 31, 1999

NOTE 1. ACCOUNTING POLICIES
 ................................................................................
ORGANIZATION: Colonial Connecticut Tax Exempt Fund (the Fund), a series of Colonial Trust V, is a non-diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek as high a level of after-tax total return, as is consistent with prudent risk, by pursuing current income exempt from federal and Connecticut state personal income tax. The Fund also provides opportunities for long-term appreciation from a portfolio primarily invested in investment grade municipal bonds. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares: Class A, Class B and Class C. Class A shares are sold with a front-end sales charge and a 1.00% contingent deferred sales charge on redemptions made within eighteen months on an original purchase of $1 million to $5 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares when they have been outstanding approximately eight years. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS: Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and asking price.

Futures contracts are valued based on the difference between the last sale price and the opening price of the contract.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS: All income, expenses (other than the Class B and Class C distribution fees), and realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class B and Class C per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the distribution fee applicable to Class B and Class C shares only.

FEDERAL INCOME TAXES: Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable and tax-exempt income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM: Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; market discount is not accreted. Premium is amortized against interest income with a corresponding decrease in the cost basis.

DISTRIBUTIONS TO SHAREHOLDERS: The Fund declares and records distributions daily and pays monthly.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

NOTE 2.  FEES AND COMPENSATION PAID TO AFFILIATES
 ................................................................................
MANAGEMENT FEE: Colonial Management Associates, Inc. (the Advisor) is the investment Advisor of the Fund and furnishes accounting and other services and office facilities for a monthly fee based on the Fund's pro-rata portion of the combined average net assets of the funds constituting Trust V as follows:

                 Average Net Assets                   Annual Fee Rate
                 ------------------                   ---------------
                  First $2 billion                        0.50%
                  Over $2 billion                         0.45%

BOOKKEEPING FEE: The Advisor provides bookkeeping and pricing services for $27,000 per year plus 0.035% of the Fund's average net assets over $50 million.

TRANSFER AGENT FEE: Liberty Funds Services, Inc., formerly Colonial Investors Service Center, Inc. (the Transfer Agent), an affiliate of the Advisor, provides shareholder services for a monthly fee equal to 0.13% annually of the Fund's average net assets and receives reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES: Liberty Funds Distributor, Inc., formerly Liberty Financial Investments, Inc. (the Distributor), a subsidiary of the Advisor, is the Fund's principal underwriter. During the year ended January 31, 1999, the Fund has been advised that the Distributor retained net underwriting discounts of $28,511 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of $2, $164,562 and $237 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan which requires the payment of a distribution fee to the Distributor equal to 0.75% annually of the Fund's average net assets attributable to Class B and Class C shares. The Distributor has voluntarily agreed, until further notice, to waive a portion of the Class C share distribution fee so that it will not exceed 0.45% annually. The plan also requires the payment of a service fee to the Distributor as follows:

                 Valuation of shares                    Annual
             outstanding on the 20th of                   Fee
            each month which were issued                 Rate
            ----------------------------                 ----
             Prior to November 30, 1994                  0.10%
            On or after December 1, 1994                 0.25%

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS: The Advisor has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service and distribution fees, brokerage commissions, interest, taxes, and extraordinary expenses, if any) exceed 0.60% annually of the Fund's average net assets.

OTHER: The Fund pays no compensation to its officers, all of whom are employees of the Advisor.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which custodian fees were reduced by balance credits of $3,362 applied during the year ended January 31, 1999. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such an agreement.

NOTE 3. PORTFOLIO INFORMATION
 ................................................................................
INVESTMENT ACTIVITY: During the year ended January 31, 1999, purchases and sales of investments, other than short-term obligations, were $11,491,622 and $9,075,510 respectively.

Unrealized appreciation (depreciation) at January 31, 1999, based on cost of investments for both financial statement and federal income tax purposes was:

Gross unrealized appreciation               $15,343,696
Gross unrealized depreciation                  (104,751)
                                            -----------
    Net unrealized appreciation             $15,238,945
                                            ===========

CAPITAL LOSS CARRYFORWARDS: At January 31, 1999, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

                        Year of             Capital loss
                       expiration           carryforward
                       ----------           ------------
                          2003               $  554,000
                          2004                2,209,000
                                             ----------
                                             $2,763,000
                                             ==========

Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

OTHER: There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

The Fund may purchase or sell municipal and Treasury bond futures contracts and purchase and write options on futures. The Fund will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts and options involves certain risks which include (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out a position due to different trading hours, or the temporary absence of a liquid market for either the instrument or the underlying securities or (3) an inaccurate prediction by the Advisor of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recognized in the Fund's Statement of Assets and Liabilities at any given time.

NOTE 4.  LINE OF CREDIT
 ................................................................................
The Fund may borrow up to 33 1/3% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1/2 of 1%. There were no borrowings under the line of credit during the year ended January 31, 1999.

NOTE 5.  RESULTS OF SPECIAL SHAREHOLDER MEETING (UNAUDITED)
 ................................................................................
On October 30, 1998, a Special Meeting of Shareholders of the Fund was held to approve the following items, all as described in the Proxy Statement for the Meeting. On August 21, 1998, the record date for the Meeting, the Fund had outstanding 20,937,416 shares of beneficial interest. The votes cast at the Meeting were as follows:

                                                               AUTHORITY
                                              FOR              WITHHELD
                                              ---              --------
To Elect a Board of Trustees:
     Robert J. Birnbaum                    13,128,096          406,045
     Tom Bleasdale                         13,137,601          396,540
     John Carberry                         13,137,473          396,668
     Lora S. Collins                       13,134,119          400,022
     James E. Grinnell                     13,134,119          400,022
     Richard W. Lowry                      13,137,601          396,540
     Salvatore Macera                      13,121,076          413,065
     William E. Mayer                      13,133,469          400,672
     James L. Moody, Jr                    13,134,119          400,022
     John J. Neuhauser                     13,137,601          396,540
     Thomas E. Stitzel                     13,137,601          396,540
     Robert L. Sullivan                    13,133,341          400,800
     Anne-Lee Verville                     13,134,119          400,022

To amend fundamental investment policies regarding borrowing and lending.

                   FOR                  AGAINST                ABSTAIN
                   ---                  -------                -------
               10,071,899               285,810                731,540

To approve policies for a master fund/feeder fund structure.

                   FOR                  AGAINST                ABSTAIN
                   ---                  -------                -------
                9,974,032               344,419                770,801

                               FINANCIAL HIGHLIGHTS

Selected data for a share of each class outstanding throughout each period are as follows:

                                               Year ended January 31
                                      ---------------------------------------
                                                      1999
                                      Class A        Class B          Class C
                                      -------        -------          ------
Net asset value -
   Beginning of period                $ 7.830        $ 7.830          $7.830
                                      -------        -------          ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment
 income(a)                              0.369          0.308           0.333(b)
Net realized and
 unrealized gain                        0.129          0.129           0.129
                                      -------        -------          ------
   Total from Investment
      Operations                        0.498          0.437           0.462
                                      -------        -------          ------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income             (0.368)        (0.309)         (0.333)
In excess of net investment
  income                               (0.010)        (0.008)         (0.009)
                                      -------        -------          ------
  Total Distributions
   Declared to Shareholders            (0.378)        (0.317)         (0.342)
                                      -------        -------          ------
Net asset value -
  End of period                       $ 7.950        $ 7.950          $7.950
                                      -------        -------          ------
Total return(c)(d)                      6.54%          5.73%           6.05%
                                      -------        -------          ------
RATIOS TO AVERAGE NET ASSETS
Expenses (e)                            0.77%          1.52%           1.22%(b)
Net investment income (e)               4.69%          3.94%           4.24%(b)
Fees and expenses waived
  or borne by the
  Advisor (e)                           0.14%          0.14%           0.14%
Portfolio turnover                         6%             6%              6%
Net assets at end
  of period (000)                     $83,156        $87,947          $1,333

(a) Net of fees and expenses waived or borne by the Advisor which amounted to:
                                      $ 0.011        $ 0.011          $0.011
(b) Net of fees waived by the Distributor which amounted to $ 0.024 per share and 0.30%.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the Advisor and Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.

--------------------------------------------------------------------------------
Federal Income Tax Information (unaudited) 100% of the income distributions will be treated as exempt income for federal income tax purposes.
--------------------------------------------------------------------------------

                                             FINANCIAL HIGHLIGHTS - CONT.

Selected data for a share of each class outstanding throughout each period are as follows:

                                                                  Year ended January 31
                                       -----------------------------------------------------------------------------
                                                         1998                                         1997
                                       Class A         Class B          Class C(b)           Class A         Class B
                                       -------         -------          -------              -------         -------
Net asset value -
   Beginning of period                 $ 7.490         $ 7.490          $7.710               $ 7.630         $ 7.630
                                       -------         -------          ------               -------         -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment
 income(a)                               0.385           0.328           0.173(c)              0.393           0.338
Net realized and
 unrealized gain (loss)                  0.344           0.344           0.124                (0.141)         (0.141)
                                       -------         -------          ------               -------         -------
   Total from Investment
      Operations                         0.729           0.672           0.297                 0.252           0.197
                                       -------         -------          ------               -------         -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net
  investment income                     (0.386)         (0.330)         (0.177)               (0.392)         (0.337)
In excess of net
  investment income                     (0.003)         (0.002)           --                    --              --
                                       -------         -------          ------               -------         -------
Total Distributions
  Declared to Shareholders              (0.389)         (0.332)         (0.177)               (0.392)         (0.337)
                                       -------         -------          ------               -------         -------
Net asset value -
  End of period                        $ 7.830         $ 7.830          $7.830               $ 7.490         $ 7.490
                                       =======         =======          ======               =======         =======
Total return(d)(e)                      10.00%           9.19%           3.90%(f)              3.48%           2.71%
                                       =======         =======          ======               =======         =======
RATIOS TO AVERAGE NET ASSETS
Expenses                                 0.62%(g)        1.37%(g)        1.09%(c)(g)(h)        0.59%(g)        1.34%(g)
Net investment
  income                                 5.04%(g)        4.29%(g)        4.48%(c)(g)(h)        5.28%(g)        4.53%(g)
Fees and expenses waived
  or borne by the
  Advisor                                0.29%(g)        0.29%(g)        0.28%(g)(h)           0.31%(g)        0.31%(g)
Portfolio turnover                         12%             12%             12%                   21%             21%
Net assets at end
  of period (000)                      $80,035         $84,370          $  480               $74,059         $81,437

(a) Net of fees and expenses waived or borne by the Advisor which amounted to:
                                       $ 0.022         $ 0.022          $0.021               $ 0.023         $ 0.023
(b) Class C shares were initially offered on August 1, 1997. Per share amounts reflect activity from that date.
(c) Net of fees waived by the Distributor which amounted to $0.012 per share and 0.30%.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e) Had the Advisor and Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.

                                  FINANCIAL HIGHLIGHTS - CONT.

Selected data for a share of each class outstanding throughout each period are as follows:

                                                         Year ended January 31
                                       -------------------------------------------------------
                                                 1996                           1995
                                       Class A         Class B          Class A        Class B
                                       -------         -------          -------        -------

                                       $ 7.080         $ 7.080          $ 7.890        $ 7.890
                                       -------         -------          -------        -------


                                         0.400           0.345            0.418          0.363

                                         0.552           0.552           (0.809)        (0.809)
                                       -------         -------          -------        -------

                                         0.952           0.897           (0.391)        (0.446)
                                       -------         -------          -------        -------


                                        (0.402)         (0.347)          (0.418)        (0.363)

                                          --              --             (0.001)        (0.001)
                                       -------         -------          -------        -------

                                        (0.402)         (0.347)          (0.419)        (0.364)
                                       -------         -------          -------        -------

                                       $ 7.630         $ 7.630          $ 7.080        $ 7.080
                                       =======         =======          =======        =======
                                        13.77%          12.93%          (4.85)%        (5.57)%
                                       =======         =======          =======        =======

                                         0.51%(g)        1.25%(g)         0.32%          1.07%

                                         5.42%(g)        4.68%(g)         5.81%          5.06%


                                         0.42%(g)        0.42%(g)         0.55%          0.55%
                                           13%             13%              22%            22%

                                       $80,039         $82,785          $74,616        $73,580


                                       $ 0.031         $ 0.031          $ 0.039        $ 0.039

(f) Not annualized
(g) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior year's ratios are net of benefits received, if any.
(h) Annualized

                        REPORT OF INDEPENDENT ACCOUNTANTS

TO THE TRUSTEES OF COLONIAL TRUST V AND THE SHAREHOLDERS OF
   COLONIAL CONNECTICUT TAX-EXEMPT FUND

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Colonial Connecticut Tax-Exempt Fund (the "Fund") (a series of Colonial Trust V) at January 31, 1999, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio positions at January 31, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.





PricewaterhouseCoopers LLP
Boston, Massachusetts
March 11, 1999

                     IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Colonial Connecticut Tax-Exempt Fund is:

Liberty Funds Services, Inc.*
P.O. Box 1722
Boston, MA 02105-1722
1-800-345-6611

Colonial Connecticut Tax-Exempt Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Colonial Connecticut Tax-Exempt Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund and the most recent copy of the Liberty Funds Distributor, Inc. Performance Update.






* Effective October 1, 1998, Colonial Investors Service Center, Inc. -- the Transfer Agent for Colonial, Crabbe Huson, Newport and Stein Roe Advisor funds -- changed its name to Liberty Funds Services, Inc.

                                    TRUSTEES

ROBERT J. BIRNBAUM
Consultant (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.; President, American Stock Exchange, Inc.)

TOM BLEASDALE
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

JOHN CARBERRY
Senior Vice President of Liberty Financial Companies, Inc. (formerly Managing Director, Salomon Brothers)

LORA S. COLLINS
Attorney (formerly Attorney, Kramer, Levin, Naftalis & Frankel)

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

SALVATORE MACERA
Private Investor (formerly Executive Vice President of Itek Corp. and President of Itek Optical & Electronic Industries, Inc.)

WILLIAM E. MAYER
Partner, Development Capital, LLC (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.
Retired (formerly Chairman of the Board, Chief Executive Officer and Director, Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Dean, Boston College School of Management

THOMAS E. STITZEL
Professor of Finance, College of Business, Boise State University; Business Consultant and Author

ROBERT L. SULLIVAN
Retired Partner, KPMG LLP (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

ANNE-LEE VERVILLE
Consultant (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)

[logo] L I B E R T Y
COLONIAL o CRABBE HUSON o NEWPORT o STEIN ROE ADVISOR

Liberty Funds Distributor, Inc. (C)1999
One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
Visit us at www.libertyfunds.com
                                                   CT-02/596G-0199 (3/99) 99/276